CERTIFICATION OF
             STRONG VARIABLE INSURANCE FUNDS, INC.
              on behalf of the following series:
                Strong Schafer Value Fund II



STRONG VARIABLE INSURANCE FUNDS, INC. (the "Registrant") does hereby certify as follows:

1.	This Certification is made pursuant to Rule 497(j) of the Securities
Act of 1933.

2.	Reference is made to the Prospectus and Statement of Additional
Information of the Strong Schafer Value Fund II each dated September 30, 1997 filed by the Registrant pursuant to Post-Effective Amendment No. 16 (File No. 33-45321; 811-6553), which was filed with the Securities and Exchange Commission on September 26, 1997 (the "Post-Effective Amendment").

3.	The Post-Effective Amendment is the most recent post-effective amendment filed by the Registrant.

4.	The form of Strong Schafer Value Fund II Prospectus and Statement
of Additional Information that would have been filed under Rule 497(c) of the Securities Act of 1933 would not have differed from that contained in the Post-Effective Amendment.

5.	The text of the Post-Effective Amendment has been filed electronically.

                       STRONG VARIABLE INSURANCE FUNDS, INC.


                       /s/ John S. Weitzer
                       -------------------
                       By: John S. Weitzer
                       Title: Vice President


Dated:  October 1, 1997